SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, non-current	$ 2,798,887	$ 2,948,681